                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    A. Alex Porter
Address: c/o Porter, Felleman Inc.
         100 Park Avenue, Suite 2120
         New York, NY 10017



Form 13F File Number: 28-05807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. Alex Porter
Title:   Principal
Phone:   212-689-1203

Signature, Place, and Date of Signing:


         /s/ A. Alex Porter      New York, NY           2/14/2001
         --------------------    --------------        ----------
              [Signature]        [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-                      Paul Orlin
         28-                      Geoffrey Hulme
         28-                      Jeremy Mindich

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     125

Form 13F Information Table Value Total:     $229,800
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Paul Orlin
         2         28-                      Geoffrey Hulme
         3         28-                      Jeremy Mindich

                                                   Form 13F INFORMATION TABLE
                                                     As of December 31, 2000
   COLUMN 1          COLUMN 2    COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
   ---------         --------    --------      --------       --------         ---------    --------         --------
                                                                                                         VOTING AUTHORITY
                      TITLE      CUSIP         VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER      (a)    (b)    (c)
NAME OF ISSUER       OF CLASS    NUMBER        (X$1000)  PRN AMT  PRN  CALL   DISCRETION    MANAGERS   SOLE   SHARED  NONE
--------------       --------    ------        --------  -------  ---  ----   ----------    --------   ----   ------  ----
360NETWORKS INC      COM       88575T205              6       500  SH         SOLE                              X
ACTION PERFORMANCE
  COMPANIES          COM       4933107              111     47000  SH         SOLE                              X
ADTRAN INC           COM       00738A106             85      4000  SH         SOLE                              X
ADVANTAGE LEARNING
  SYSTEMS INC        COM       00757K100             30       900  SH         SOLE                              X
AES CORP             COM       00130H105          13120    236960  SH         SOLE                              X
AG SERVICES OF
  AMERICA INC.       COM       1250109              371     27000  SH         SOLE                              X
ALLEGIANCE TELECOM
  INC                COM       01747T102             22      1000  SH         SOLE                              X
ALLOS THERAPEUTICS
   INC               COM       19777101             232     28800  SH         SOLE                              X
ALPINE GROUP INC     COM       20825105            1454    666800  SH         SOLE                              X
AMERICAN AXLE &
  MANUFACTURING      COM       24061103             208     26200  SH         SOLE                              X
AMERICAN FINANCIAL
  HLDGS INC          COM       26075101             351     17000  SH         SOLE                              X
APAC CUSTOMER
  SERVICES INC       COM       00185E106             33      9000  SH         SOLE                              X
AT&T CORP LIBERTY
  MEDIA GROUP        COM       1957208             1047     77200  SH         SOLE                              X
AUDIOCODES LTD ORD   COM       M15342104            229     16900  SH         SOLE                              X
AUSPEX SYSTEMS INC   COM       52116100              35      5000  SH         SOLE                              X
AVANEX CORP          COM       05348W109            226      3800  SH         SOLE                              X
BROADVISION INC      COM       111412102             59      5000  SH         SOLE                              X
BUSINESS OBJECTS
  SA SPONSORED       COM       12328X107           1019     18000  SH         SOLE                              X
CABOT CORP           COM       127055101           5195    197000  SH         SOLE                              X
CANADIAN NATURAL
  RESOURCES LTD      COM       136385101           4263    155000  SH         SOLE                              X
CARRIER ACCESS CORP  COM       144460102            323     35900  SH         SOLE                              X
C-CUBE MICROSYSTEMS
  INC                COM       12501N108            369     30000  SH         SOLE                              X
CHARLES RIVER
  LABORATORIES INTL  COM       159864107            411     15000  SH         SOLE                              X
CHILES OFFSHORE INC  COM       16888M104           8085    323400  SH         SOLE                              X
CHOICEPOINT INC      COM       170388102           8261    126000  SH         SOLE                              X
CINAR CORPORATION    COM       171905300           1820    477600  SH         SOLE                              X



                                4




CINAR CORPORATION
  CL B               COM       171905300            156     40800  SH         SOLE                              X
CNS INC              COM       126136100             99     27900  SH         SOLE                              X
COASTAL CORP         COM       190441105            746      8500  SH         SOLE                              X
COMMERCE GROUP
  INC-MASS.          COM       200641108            395     14536  SH         SOLE                              X
COMMONWEALTH BANK-
  SHARES INC-VA      COM       202736104            568     94744  SH         SOLE                              X
COOPER CAMERON CORP  COM       216640102            396      6000  SH         SOLE                              X
CORECOMM LIMITED     COM       21869Q108            115     23300  SH         SOLE                              X
CRESTLINE CAPITAL
  CORP               COM       226153104           2992    116200  SH         SOLE                              X
DEVON ENERGY
  CORPORATION NEW    COM       25179M103          10450    171400  SH         SOLE                              X
DIAMOND OFFSHORE
  DRILLING INC       COM       25271C102           1600     40000  SH         SOLE                              X
DOMINION RES INC
  VA NEW             COM       25746U109           2345     35000  SH         SOLE                              X
DUKE ENERGY CORP     COM       264399106           1824     21400  SH         SOLE                              X
E W SCRIPPS CO CL A  COM       811054204           1320     21000  SH         SOLE                              X
EL PASO ELECTRIC
  CO NEW             COM       283677854           3183    241100  SH         SOLE                              X
EMPLOYEE SOLUTIONS
  INC                COM       292166105              0      8000  SH         SOLE                              X
ENSCO INTERNATIONAL
  INC                COM       26874Q100            511     15000  SH         SOLE                              X
EWMC INTER-
  NATIONAL INC       COM       268937109            314    729863  SH         SOLE                              X
EWMC INTERNATIONAL
  INC WARRANTS       WAR                            114    568863  SH         SOLE                              X
EWMC INTL INC RSTD   COM                            183    610056  SH         SOLE                              X
EWMC INTL INC WTS
  RSTD               COM                              0    305028  SH         SOLE                              X
EXCO RESOURCES INC
  NEW                COM       269279204           3022    193500  SH         SOLE                              X
FIDELITY NATIONAL
  FINANCIAL          COM       316326107           1625     44000  SH         SOLE                              X
FLAMEL TECHNOLOGIES
  SA                 COM       338488109            617     87400  SH         SOLE                              X
FLORIDA EAST COAST
   INDS INC          COM       340632108           1535     42800  SH         SOLE                              X
GARDENBURGER INC     COM       365476100             23     45000  SH         SOLE                              X
GARDRN FRESH
  RESTAURANT CORP    COM       365235100             31      5000  SH         SOLE                              X
GENOMICA CORP        COM       37243Q101            528    100000  SH         SOLE                              X
GENZYME CORP
  BIOSURGERY         COM       372917708             76      8714  SH         SOLE                              X
GLOBAL TECH
  APPLIANCES INC     COM       G39320109            558    144100  SH         SOLE                              X
GLOBIX CORP          COM       37957FAC5          18500    500000  SH         SOLE                              X
GOAMERICA INC        COM       38020R106            188     35000  SH         SOLE                              X


                                5




GREENPOINT FINANCIAL
  CORP               COM       395384100           9483    231700  SH         SOLE                              X
HARMAN INTERNATIONAL COM       413086109           4683    128300  SH         SOLE                              X
HASBRO INC           COM       418056107           2390    225000  SH         SOLE                              X
HUMMINGBIRD LTD      COM       44544R101            429     13000  SH         SOLE                              X
HUDSON CITY BANCORP
  INC                COM       443683107           1519     75000  SH         SOLE                              X
INFOCUS CORP         COM       45665B106              7       500  SH         SOLE                              X
INFORMIX CORP        COM       456779107             44     15000  SH         SOLE                              X
KIMCO REALTY CORP    COM       49446R109           6989    158200  SH         SOLE                              X
LABOR READY INC NEW  COM       505401208              2       500  SH         SOLE                              X
LEAR CORP            COM       521865105            657     26500  SH         SOLE                              X
LIFELINE SYSTEMS INC COM       532192101            914     72400  SH         SOLE                              X
LINCOLN ELEC CO.
  HOLDINGS INC       COM       533900106           1283     65400  SH         SOLE                              X
LORAL SPACE &
  COMMUNICATIONS     COM       G56462107            239     75000  SH         SOLE                              X
MANUGISTICS GROUP
  INC                COM       565011103             29       500  SH         SOLE                              X
MICHAELS STORES INC  COM       594087108           1630     61500  SH         SOLE                              X
MID ATLANTIC MEDICAL
  SERVICES           COM       59523C107            584     29500  SH         SOLE                              X
MIDDLEBY CORP        COM       596278101            254     42100  SH         SOLE                              X
MOLSON INC CLASS A   COM       608710307            143      5000  SH         SOLE                              X
MONTANA POWER CO     COM       612085100           3154    152000  SH         SOLE                              X
MUSICLAND STORES
  CORP               COM       62758B109           1237    100000  SH         SOLE                              X
NASDAQ 100 SHARES    COM       631100104           1459     25000  SH         SOLE                              X
NATURAL MICROSYSTEMS
  CORP               COM       638882100             49      5000  SH         SOLE                              X
NIAGARA MOHAWK
  HOLDINGS INC       COM       653520106           6752    404800  SH         SOLE                              X
OCEAN ENERGY INC
  TEX (NEW)          COM       67481E106            387     22264  SH         SOLE                              X
OGLEBAY NORTON CO    COM       677007106           6528    336000  SH         SOLE                              X
ONLINE RESOURCES
  CORP               COM       68273G101              3      1300  SH         SOLE                              X
PARK-OHIO HLDGS CORP COM       700666100           1573    323100  SH         SOLE                              X
PAYLESS SHOESOURCE
  INC.               COM       704379106           5674     80200  SH         SOLE                              X
P-COM INC            COM       693262107            196     64000  SH         SOLE                              X
PER-SE TECHNOLOGIES
   INC               COM       713569309             50     14332  SH         SOLE                              X
PMC COMMERCIAL
  TRUST-SBI          COM       693434102           1510    172600  SH         SOLE                              X
POLYVISION CORP      COM       731805107             68     54600  SH         SOLE                              X
PRE-PAID LEGAL
  SERVICES INC       COM       740065107           3029    118800  SH         SOLE                              X





                                6




PRICE COMMUNICATIONS
  CORP               COM       741437305           1429     85000  SH         SOLE                              X
PROCOM TECHNOLOGY
  INC                COM       74270W107            285     22000  SH         SOLE                              X
RADIOSHACK CORP      COM       750438103             13       300  SH         SOLE                              X
REDBACK NETWORKS INC COM       757209101             12       300  SH         SOLE                              X
RESOURCE BANCSHARES
  MORTGAGE           COM       761197102           1582    224100  SH         SOLE                              X
RIO ALTO EXPLORATION
  LTD                COM       766892103           4383    201500  SH         SOLE                              X
ROWAN COMPANIES INC  COM       779382100           1485     55000  SH         SOLE                              X
SCHWEITZER MAUDUIT
  INTL INC           COM       808541106           5592    292000  SH         SOLE                              X
SEACOR HOLDING INC.  COM       811904101          16802    319300  SH         SOLE                              X
SEALED AIR CORP
  NEW-$2 CONV        COM       81211K209           2258     70000  SH         SOLE                              X
SENSORMATIC
  ELECTRONICS CORP   COM       817265101            201     10000  SH         SOLE                              X
SCIENTIFIC LEARNING
  CORP               COM       808760102            109     26000  SH         SOLE                              X
SOFTNET SYSTEMS INC  COM       833964109           2009   1110000  SH         SOLE                              X
SONOCO PRODUCTS      COM       835495102            973     45000  SH         SOLE                              X
SPRINT CORP PCS
  SER 1              COM       852061506             10       500  SH         SOLE                              X
SUNGLASS HUT INTER-
  NATIONAL INC       COM       86736F106            159     31000  SH         SOLE                              X
SUNOCO INC           COM       86764P109           7073    210000  SH         SOLE                              X
SYCAMORE NETWORKS
  INC                COM       871206108            253      6800  SH         SOLE                              X
TALISMAN ENERGY
    INC              COM       87425E103            927     25000  SH         SOLE                              X
TALK.COM INC         COM       874264104            138     96850  SH         SOLE                              X
TECHNOLOGY SOLUTIONS
  CO                 COM       87872T108             87     41000  SH         SOLE                              X
TESCO CORP           COM       88157K101             84      8000  SH         SOLE                              X
TRANS WORLD ENTER-
 TAINMENT CORP       COM       89336Q100             36      4000  SH         SOLE                              X
UNITED PAN-EUROPE
  COMMS              COM       911300200             11      1000  SH         SOLE                              X
UNITED PAN-EUROPE
  COMMS NV           COM       911300200            252     24000  SH         SOLE                              X
UNITED STATIONERS
  INC                COM       913004107            527     21200  SH         SOLE                              X
U S PLASTIC LUMBER
  CORP               COM       902948108             48     40000  SH         SOLE                              X
USA EDUCATION INC    COM       90390U102          13396    197000  SH         SOLE                              X
UTS BLUE RIDGE REAL
   ESTATE CO         COM       96005103             357     35700  SH         SOLE                              X





                                7




VELVET EXPLORATION
  LTD                COM       92258295              58     25000  SH         SOLE                              X
VERIZON COMMUNICA-
  TIONS              COM       92343V104            501     10000  SH         SOLE                              X
WIND RIVER SYSTEMS
  INC                COM       973149107             34      1000  SH         SOLE                              X
WILLIAMS COMPANIES
  INC                COM       969457100           4153    104000  SH         SOLE                              X
WOODHEAD INDUSTRIES
  INC                COM       979438108            233     11900  SH         SOLE                              X
WT PER-SE TECH-
  NOLOGIES INC EXP   COM       713569119              0       349  SH         SOLE                              X
                                                 229800







































                                8
02903001.AA7